CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities	As at December 31, 2021 and 2020, the undiscounted maturity analysis for the partnership’s lease liabilities obligation is as follows:

	2021
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$355	$856	$959	$2,170
Total lease liabilities	$355	$856	$959	$2,170

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$238	$664	$732	$1,634
Total lease liabilities	$238	$664	$732	$1,634
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2021 and 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Total - December 31, 2021	$843	$978	$409	$2,230
Total - December 31, 2020	$360	$748	$397	$1,505